Revenue and Profit Deferrals (Schedule of Deferred Revenue and Profit) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Deferred Revenue Arrangement [Line Items]
Deferred revenue for solar energy systems	$ 41.4	$ 8.8
Total deferred revenue	250.7	199.0
Solar Energy [Member]
Deferred Revenue Arrangement [Line Items]
Deferred revenue for solar energy systems	41.4	8.8
Profit deferrals on solar energy system sales	138.0	63.2
Deferred subsidy revenue	19.4	11.8
Total deferred revenue	198.8	83.8
Non-Solar Energy Systems [Member]
Deferred Revenue Arrangement [Line Items]
Short-term deferred revenue	0.7	0
Long-term deferred revenue	51.2	115.2
Total deferred revenue	$ 51.9	$ 115.2